Accumulated Other Comprehensive Income (Loss) (Tables)	9 Months Ended
Dec. 31, 2020
Equity [Abstract]
Changes in Components of Accumulated Other Comprehensive Income (Loss)
Changes in each component of accumulated other comprehensive income (loss) attributable to ORIX Corporation Shareholders for the nine months ended December 31, 2019 and 2020, are as follows:

	Nine months ended December 31, 2019
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2019	¥17,389	¥582	¥(27,902)	¥(43,558)	¥(7,854)	¥(61,343)

Net unrealized gains (losses) on investment in securities, net of tax of ¥(2,053) million	5,472					5,472
Reclassification adjustment included in net income, net of tax of ¥1,700 million	(4,195)					(4,195)
Debt valuation adjustments, net of tax of ¥(65) million		168				168
Reclassification adjustment included in net income, net of tax of ¥12 million		(32)				(32)
Defined benefit pension plans, net of tax of ¥(32) million			129			129
Reclassification adjustment included in net income, net of tax of ¥(142) million			363			363
Foreign currency translation adjustments, net of tax of ¥(823) million				(18,801)		(18,801)
Reclassification adjustment included in net income, net of tax of ¥(1,058) million				2,216		2,216
Net unrealized gains (losses) on derivative instruments, net of tax of ¥996 million					(4,444)	(4,444)
Reclassification adjustment included in net income, net of tax of ¥(323) million					884	884

Total other comprehensive income (loss)	1,277	136	492	(16,585)	(3,560)	(18,240)

Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	(6)	0	(1)	(1,541)	1	(1,547)

Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0	(130)	0	(130)

Balance at December 31, 2019	¥18,672	¥718	¥(27,409)	¥(58,472)	¥(11,415)	¥(77,906)

	Nine months ended December 31, 2020
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2020	¥(5,001)	¥1,457	¥(26,375)	¥(72,471)	¥(16,142)	¥(118,532)

Net unrealized gains (losses) on investment in securities, net of tax of ¥2,542 million *	(4,571)					(4,571)
Reclassification adjustment included in net income, net of tax of ¥73 million	344					344
Debt valuation adjustments, net of tax of ¥230 million		(593)				(593)
Reclassification adjustment included in net income, net of tax of ¥19 million		(50)				(50)
Defined benefit pension plans, net of tax of ¥152 million			(380)			(380)
Reclassification adjustment included in net income, net of tax of ¥(268) million			576			576
Foreign currency translation adjustments, net of tax of ¥(4,573) million				(13,538)		(13,538)
Reclassification adjustment included in net income, net of tax of ¥(864) million				1,921		1,921
Net unrealized gains (losses) on derivative instruments, net of tax of ¥902 million					(2,933)	(2,933)
Reclassification adjustment included in net income, net of tax of ¥(1,505) million					4,204	4,204

Total other comprehensive income (loss)	(4,227)	(643)	196	(11,617)	1,271	(15,020)

Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	26	0	(3)	(2,362)	121	(2,218)

Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0	(280)	0	(280)

Balance at December 31, 2020	¥(9,254)	¥814	¥(26,176)	¥(81,446)	¥(14,992)	¥(131,054)

*	There were no net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses for the nine months ended December 30, 2020.
Changes in each component of accumulated other comprehensive income (loss) attributable to ORIX Corporation Shareholders for the three months ended December 31, 2019 and 2020, are as follows:

	Three months ended December 31, 2019
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at September 30, 2019	¥22,300	¥786	¥(27,116)	¥(79,587)	¥(13,511)	¥(97,128)

Net unrealized gains (losses) on investment in securities, net of tax of ¥1,116 million	(2,838)					(2,838)
Reclassification adjustment included in net income, net of tax of ¥313 million	(789)					(789)
Debt valuation adjustments, net of tax of ¥21 million		(54)				(54)
Reclassification adjustment included in net income, net of tax of ¥5 million		(14)				(14)
Defined benefit pension plans, net of tax of ¥151 million			(406)			(406)
Reclassification adjustment included in net income, net of tax of ¥(40) million			112			112
Foreign currency translation adjustments, net of tax of ¥6,858 million				20,802		20,802
Reclassification adjustment included in net income, net of tax of ¥(348) million				658		658
Net unrealized gains (losses) on derivative instruments, net of tax of ¥(584) million					1,877	1,877
Reclassification adjustment included in net income, net of tax of ¥(109) million					291	291

Total other comprehensive income (loss)	(3,627)	(68)	(294)	21,460	2,168	19,639

Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	1	0	(1)	200	72	272

Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	0	0	0	145	0	145

Balance at December 31, 2019	¥18,672	¥718	¥(27,409)	¥(58,472)	¥(11,415)	¥(77,906)

	Three months ended December 31, 2020
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at September 30, 2020	¥(3,130)	¥923	¥(26,248)	¥(79,142)	¥(16,667)	¥(124,264)

Net unrealized gains (losses) on investment in securities, net of tax of ¥2,093 million *	(5,761)					(5,761)
Reclassification adjustment included in net income, net of tax of ¥90 million	(345)					(345)
Debt valuation adjustments, net of tax of ¥34 million		(85)				(85)
Reclassification adjustment included in net income, net of tax of ¥8 million		(24)				(24)
Defined benefit pension plans, net of tax of ¥47 million			(121)			(121)
Reclassification adjustment included in net income, net of tax of ¥(90) million			192			192
Foreign currency translation adjustments, net of tax of ¥(1,107) million				(3,281)		(3,281)
Reclassification adjustment included in net income, net of tax of ¥(185) million				413		413
Net unrealized gains (losses) on derivative instruments, net of tax of ¥109 million					(827)	(827)
Reclassification adjustment included in net income, net of tax of ¥(1,032) million					2,618	2,618

Total other comprehensive income (loss)	(6,106)	(109)	71	(2,868)	1,791	(7,221)

Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	18	0	(1)	(564)	116	(431)

Balance at December 31, 2020	¥(9,254)	¥814	¥(26,176)	¥(81,446)	¥(14,992)	¥(131,054)

*	There were no net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses for the three months ended December 30, 2020.

Amounts Reclassified to Net Income from Accumulated Other Comprehensive Income (loss)
Amounts reclassified to net income from accumulated other comprehensive income (loss) in the nine months ended December 31, 2019 and 2020 are as follows:

	Nine months ended December 31, 2019
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income
	Millions of yen	Consolidated statements of income caption
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥2,159	Gains on investment securities and dividends
Sales of debt securities	5,133	Life insurance premiums and related investment income
Amortization of debt securities	(784)	Finance revenues
Amortization of debt securities	(613)	Life insurance premiums and related investment income

	5,895	Total before income tax
	(1,700)	Income tax (expense) or benefit

	¥4,195	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥44	Life insurance costs

	44	Total before income tax
	(12)	Income tax (expense) or benefit

	¥32	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥730	See Note 17 “Pension Plans”
Amortization of net actuarial loss	(1,233)	See Note 17 “Pension Plans”
Amortization of transition obligation	(2)	See Note 17 “Pension Plans”

	(505)	Total before income tax
	142	Income tax (expense) or benefit

	¥(363)	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(1,875)	Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense/Other (income) and expense
Sales or liquidation	(1,399)	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(3,274)	Total before income tax
	1,058	Income tax (expense) or benefit

	¥(2,216)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥(584)	Interest expense
Foreign exchange contracts	(255)	Interest expense
Foreign currency swap agreements	(368)	Interest expense/Other (income) and expense

	(1,207)	Total before income tax
	323	Income tax (expense) or benefit

	¥(884)	Net of tax

	Nine months ended December 31, 2020
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income
	Millions of yen	Consolidated statements of income caption
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥1,335	Gains on investment securities and dividends
Sales of debt securities	4,329	Life insurance premiums and related investment income
Amortization of debt securities	(1,489)	Finance revenues
Amortization of debt securities	(1,032)	Life insurance premiums and related investment income
Others	(3,414)	Write-downs of securities and other

	(271)	Total before income tax
	(73)	Income tax (expense) or benefit

	¥(344)	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥69	Life insurance costs

	69	Total before income tax
	(19)	Income tax (expense) or benefit

	¥50	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥355	See Note 17 “Pension Plans”
Amortization of net actuarial loss	(1,198)	See Note 17 “Pension Plans”
Amortization of transition obligation	(1)	See Note 17 “Pension Plans”

	(844)	Total before income tax
	268	Income tax (expense) or benefit

	¥(576)	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(2,421)	Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense/Other (income) and expense
Sales or liquidation	(364)	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(2,785)	Total before income tax
	864	Income tax (expense) or benefit

	¥(1,921)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥(833)	Interest expense
Foreign exchange contracts	(193)	Interest expense/Other (income) and expense
Foreign currency swap agreements	(4,683)	Interest expense/Other (income) and expense

	(5,709)	Total before income tax
	1,505	Income tax (expense) or benefit

	¥(4,204)	Net of tax

Amounts reclassified to net income from accumulated other comprehensive income (loss) in the three months ended December 31, 2019 and 2020 are as follows:

Details about accumulated other comprehensive income components	Three months ended December 31, 2019
	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥245	Gains on investment securities and dividends
Sales of debt securities	1,578	Life insurance premiums and related investment income
Amortization of debt securities	(405)	Finance revenues
Amortization of debt securities	(316)	Life insurance premiums and related investment income

	1,102	Total before income tax
	(313)	Income tax (expense) or benefit

	¥789	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥19	Life insurance costs

	19	Total before income tax
	(5)	Income tax (expense) or benefit

	¥14	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥249	See Note 17 “Pension Plans”
Amortization of net actuarial loss	(401)	See Note 17 “Pension Plans”
Amortization of transition obligation	(0)	See Note 17 “Pension Plans”

	(152)	Total before income tax
	40	Income tax (expense) or benefit

	¥(112)	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥393	Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense/Other (income) and expense
Sales or liquidation	(1,399)	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(1,006)	Total before income tax
	348	Income tax (expense) or benefit

	¥(658)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥(218)	Interest expense/Other (income) and expense
Foreign exchange contracts	(107)	Interest expense
Foreign currency swap agreements	(75)	Interest expense/Other (income) and expense

	(400)	Total before income tax
	109	Income tax (expense) or benefit

	¥(291)	Net of tax

	Three months ended December 31, 2020
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥967	Gains on investment securities and dividends
Sales of debt securities	408	Life insurance premiums and related investment income
Amortization of debt securities	(360)	Finance revenues
Amortization of debt securities	(405)	Life insurance premiums and related investment income
Others	(175)	Write-downs of securities and other

	435	Total before income tax
	(90)	Income tax (expense) or benefit

	¥345	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥32	Life insurance costs

	32	Total before income tax
	(8)	Income tax (expense) or benefit

	¥24	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥119	See Note 17 “Pension Plans”
Amortization of net actuarial loss	(401)	See Note 17 “Pension Plans”
Amortization of transition obligation	(0)	See Note 17 “Pension Plans”

	(282)	Total before income tax
	90	Income tax (expense) or benefit

	¥(192)	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(210)	Gains on sales of subsidiaries and affiliates and liquidation losses, net/ Interest expense
Sales or liquidation	(388)	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(598)	Total before income tax
	185	Income tax (expense) or benefit

	¥(413)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥(287)	Interest expense
Foreign exchange contracts	(44)	Interest expense/Other (income) and expense
Foreign currency swap agreements	(3,319)	Interest expense/Other (income) and expense

	(3,650)	Total before income tax
	1,032	Income tax (expense) or benefit

	¥(2,618)	Net of tax